UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman         Sunny Isles, Florida           April 10, 2013
------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $120,344
                                          (thousands)

List of Other Included Managers:                   None








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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------


ABB LTD                          SPONSORED ADR   000375204    3,704    162,750  SH             Sole        N/A          162,750
AMERICAN AXLE & MFG
HLDGS IN                              COM        024061103    2,599    190,400  SH             Sole        N/A          190,400

CARMAX INC                            COM        143130102    3,702     88,788  SH             Sole        N/A           88,788

CARNIVAL CORP                     PAIRED CTF     143658300    2,036     59,350  SH             Sole        N/A           59,350

COACH INC                             COM        189754104    5,154    103,100  SH             Sole        N/A          103,100
DICKS SPORTING GOODS
INC                                   COM        253393102    3,321     70,210  SH             Sole        N/A           70,210

FRANCESCAS HLDGS CORP                 COM        351793104    2,499     87,000  SH             Sole        N/A           87,000

FRESH MKT INC                         COM        35804H106       43      1,000  SH             Sole        N/A            1,000

HEARTLAND EXPRESS INC                 COM        422347104    3,683    276,092  SH             Sole        N/A          276,092
HUNT J B TRANS SVCS
INC                                   COM        445658107   10,990    147,550  SH             Sole        N/A          147,550

KNIGHT TRANSN INC                     COM        499064103    5,971    370,877  SH             Sole        N/A          370,877

LENNAR CORP                          CL A        526057104      232      5,600  SH             Sole        N/A            5,600

LOWES COS INC                         COM        548661107    5,142    135,600  SH             Sole        N/A          135,600
LULULEMON ATHLETICA
INC                                   COM        550021109   10,004    160,456  SH             Sole        N/A          160,456
OLD DOMINION FGHT
LINES INC                             COM        679580100   10,665    279,185  SH             Sole        N/A          279,185

PULTE GROUP INC                       COM        745867101      951     46,995  SH             Sole        N/A           46,995

QUANTA SVCS INC                       COM        74762E102    8,920    312,108  SH             Sole        N/A          312,108

RYANAIR HLDGS PLC                SPONSORED ADR   783513104   12,084    289,218  SH             Sole        N/A          289,218

SAFE BULKERS INC                      COM        Y7388L103      585    118,000  SH             Sole        N/A          118,000

SHUTTERSTOCK INC                      COM        825690100       45      1,000  SH             Sole        N/A            1,000

SOUTHWESTERN ENERGY CO                COM        845467109    5,891    158,102  SH             Sole        N/A          158,102

STAPLES INC                           COM        855030102    1,725    128,545  SH             Sole        N/A          128,545

TEXAS ROADHOUSE INC                   COM        882681109    4,955    245,430  SH             Sole        N/A          245,430

THOR INDS INC                         COM        885160101    2,224     60,460  SH             Sole        N/A           60,460

TOLL BROTHERS INC                     COM        889478103    2,549     74,440  SH             Sole        N/A           74,440
ULTA SALON COSMETCS &
FRAG I                                COM        90384S303    2,926     36,000  SH             Sole        N/A           36,000

URBAN OUTFITTERS INC                  COM        917047102    7,744    199,889  SH             Sole        N/A          199,889

                 TOTAL                                      120,344
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